Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	402,706,056.01	22,182
Yield Supplement Overcollateralization Amount 11/30/24	34,436,607.62	0
Receivables Balance 11/30/24	437,142,663.63	22,182
Principal Payments	18,273,519.87	419
Defaulted Receivables	792,115.15	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/24	32,265,568.45	0
Pool Balance at 12/31/24	385,811,460.16	21,731

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.15%
Prepayment ABS Speed	1.27%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,504,094.55	291
Past Due 61-90 days	2,543,401.77	99
Past Due 91-120 days	751,514.56	28
Past Due 121+ days	0.00	0
Total	10,799,010.88	418

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.58%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Delinquency Trigger Occurred	NO

Recoveries	357,211.82
Aggregate Net Losses/(Gains) - December 2024	434,903.33
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.19%
Prior Net Losses/(Gains) Ratio	0.54%
Second Prior Net Losses/(Gains) Ratio	1.12%
Third Prior Net Losses/(Gains) Ratio	0.18%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.16%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	40.94

Flow of Funds	$ Amount
Collections	20,516,910.25
Investment Earnings on Cash Accounts	28,747.72
Servicing Fee	(364,285.55)
Transfer to Collection Account	-
Available Funds	20,181,372.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,651,246.39
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	11,788,142.04
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,635,530.18

Total Distributions of Available Funds	20,181,372.42

Servicing Fee	364,285.55
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 12/16/24	397,599,602.20
Principal Paid	16,894,595.85
Note Balance @ 01/15/25	380,705,006.35

Class A-1
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2a
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2b
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-3
Note Balance @ 12/16/24	251,989,602.20
Principal Paid	16,894,595.85
Note Balance @ 01/15/25	235,095,006.35
Note Factor @ 01/15/25	76.6131155%

Class A-4
Note Balance @ 12/16/24	99,620,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	99,620,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	30,630,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	30,630,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	15,360,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	15,360,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,651,246.39
Total Principal Paid	16,894,595.85
Total Paid	18,545,842.24

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.59757%
Coupon	5.44757%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	1,178,051.39
Principal Paid	16,894,595.85
Total Paid to A-3 Holders	18,072,647.24

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6168242
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.5424080
Total Distribution Amount	18.1592322

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.8390517
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.0563640
Total A-3 Distribution Amount	58.8954157

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	697.75
Noteholders' Principal Distributable Amount	302.25

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	5,106,453.81
Investment Earnings	19,131.56
Investment Earnings Paid	(19,131.56)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,975,751.71	$3,333,260.41	$4,692,682.53
Number of Extensions	115	124	178
Ratio of extensions to Beginning of Period Receivables Balance	0.68%	0.73%	0.99%